11. Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses Details
Advertising not released	R$ 124,387	R$ 85,905
Rentals and insurance	49,185	58,366
Network swap	20,191	28,932
Other	14,069	11,563
Prepaid expenses	207,832	184,766
Current portion	(168,366)	(130,392)
Non-current portion	R$ 39,466	R$ 54,374